Collaborative arrangements	12 Months Ended
Dec. 31, 2012
Collaborative arrangements
Collaborative arrangements

20                                  Collaborative arrangements

On December 12, 2008, the Group entered into an agreement to collaborate on the co-development and production of humanized antibody therapeutics for tumors with Epitomics, Inc., a provider of humanized rabbit monoclonal antibodies for therapeutic use. Under the agreement, the Group and Epitomics, Inc. will collaborate on pre-clinical and clinical trials, product manufacturing, and product distribution in the international markets. The Group will have the exclusive production and distribution rights in China. The Group agreed to pay a total funding of up to US$5,000 (RMB31,150) of which US$1,000 was paid in 2009 to acquire the license rights of in-process R&D materials in China. US$1,000 (RMB6,230) was paid in 2012 upon receipt of clinical trial approval from the China Food and Drug Administration of the PRC. The remaining US$3,000 (RMB18,690) will be paid at various dates upon the achievement of certain milestones as set forth under the agreement.

The Group holds the exclusive rights to commercialize the drug in China and Epitomics, Inc. will hold the rights to commercialize the drug outside China. In addition, if the anti-cancer pharmaceutical is successfully developed and commercialized, the Group will pay Epitomics, Inc. royalties on the net sales derived from the sales of this drug in China upon achieving certain agreed annual net sales level.

Prior to the drug entering phase I clinical trial in the United States or Europe, the Group will receive 40% of the income derived from the sale, transfer, assignment, license and/or disposition of the drug outside China. After the drug enters Phase I clinical trial in the United States or Europe, the Group will receive 50% of the income derived from the sale, transfer, assignment, license and/or disposition of the drug outside China. However, this is subject to a condition that the Group is required to share 50% of the related development costs, as defined in the agreement, incurred outside China. Also, the Group will enjoy 50% of the profit arising from the sales of the drug outside China.

As at December 31, 2012, the subject pharmaceutical was still undergoing development and has not reached the stage of commercialization in China or outside of China, and therefore no revenue or profits have been generated from this project. There was also no significant related development costs incurred outside of China during 2012.